STOCKHOLDERS' EQUITY - Restricted Stock Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of restricted Common Stock		$ 2		$ 4	$ 7	$ 8
Vesting period					1 year
Weighted-average remaining contractual term (in years)			7 years 4 months 24 days		7 years 9 months	7 years 10 months 2 days
Amount of convertible notes issued	$ 200
Shares issues upon conversion	340,923
Accrued interest rate	2.57%
Repurchase of common stock	76,461
Restricted Stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued							34,010,977
Share price							$ 0.0001
Vesting of restricted Common Stock (in shares)						607,300
Vesting of restricted Common Stock						$ 2,000
Vesting period						4 years
Weighted-average remaining contractual term (in years)			8 months 12 days		7 months 6 days